Document And Entity Information	Jan. 29, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 29, 2024
Entity Registrant Name	enGene Holdings Inc.
Entity Central Index Key	0001980845
Entity Emerging Growth Company	true
Entity File Number	001-41854
Entity Incorporation, State or Country Code	A1
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	4868 Rue Levy, Suite 220
Entity Address, City or Town	Saint-Laurent
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H4R 2P1
City Area Code	514
Local Phone Number	332-4888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Warrants Each Exercisable For One Common Common Share At An Exercise Price Of $11.50 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one common share, at an exercise price of $11.50 per share
Trading Symbol	ENGNW
Security Exchange Name	NASDAQ
Common shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares
Trading Symbol	ENGN
Security Exchange Name	NASDAQ